UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

FORM N-Q

JANUARY 31, 2016

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 96.9%
Alabama - 0.5%
Jefferson County, AL, Sewer Revenue:
Subordinated Lien	5.000%	10/1/16	$1,000,000	$1,022,780
Subordinated Lien	5.000%	10/1/17	2,250,000	2,370,667
Subordinated Lien	5.000%	10/1/18	2,000,000	2,154,140
Mobile, AL, IDB, PCR, Alabama Power Co., Barry Plant	1.625%	10/2/18	2,500,000	2,518,100	(a)(b)

Total Alabama				8,065,687

Alaska - 0.7%
Alaska State Housing Finance Corp. Revenue:
State Capital Project II	4.000%	6/1/17	675,000	705,301
State Capital Project II	5.000%	12/1/18	500,000	555,620
Valdez, AK, Marine Terminal Revenue, BP Pipelines Inc. Project	5.000%	1/1/18	10,000,000	10,703,900

Total Alaska				11,964,821

Arizona - 0.9%
Glendale, AZ, GO, AGM	4.000%	7/1/19	1,640,000	1,779,810
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	4.000%	7/1/18	2,200,000	2,362,294
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/18	2,000,000	2,195,140
Phoenix, AZ, Civic Improvement Corp., Transportation Excise Tax Revenue	5.000%	7/1/19	4,670,000	5,299,936
Yavapai County, AZ, IDA, Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.600%	3/1/18	2,500,000	2,505,075	(a)(b)(c)
Waste Management Inc. Project	2.125%	6/1/18	2,500,000	2,533,300	(a)(b)(c)

Total Arizona				16,675,555

Arkansas - 0.1%
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/17	1,140,000	1,191,574
Springdale, AR, Sales & Use Tax Revenue	4.000%	7/1/18	1,000,000	1,064,370

Total Arkansas				2,255,944

California - 5.3%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue:
Episcopal Senior Communities	3.000%	7/1/16	800,000	806,248
Episcopal Senior Communities	4.000%	7/1/18	1,565,000	1,651,185
Bay Area, CA, Toll Authority, Toll Bridge Revenue, San Francisco Bay Area	0.710%	10/1/19	4,750,000	4,745,725	(a)(b)
California State Health Facilities Financing Authority Revenue:
Northern California Retired Officers Community - Paradise Valley Estates Project	3.000%	1/1/17	480,000	491,117
Northern California Retired Officers Community - Paradise Valley Estates Project	4.000%	1/1/18	1,290,000	1,370,419
California State MFA, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.550%	2/1/19	3,100,000	3,107,223
California State Public Works Board, Lease Revenue:
Department of Corrections & Rehabilitation	3.000%	9/1/17	750,000	777,862
Department of Corrections & Rehabilitation	5.000%	9/1/17	600,000	641,094
Department of Corrections & Rehabilitation	4.000%	9/1/18	1,000,000	1,080,680
Department of Corrections & Rehabilitation	5.000%	9/1/18	1,000,000	1,106,130
California State, GO	0.560%	12/1/16	10,000,000	10,003,300	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California State, GO	4.000%	12/1/17	$20,000,000	$20,884,200	(a)(b)
California Statewide CDA Revenue, Kaiser Permanente	5.000%	5/1/17	6,640,000	6,993,115	(a)(b)
Central Valley Financing Authority, CA, Cogeneration Project Revenue, Carson Ice Generation Project	5.000%	7/1/16	1,000,000	1,018,700
Contra Costa, CA, Water District Revenue	5.000%	10/1/16	9,000,000	9,274,230
Irvine, CA, Improvement Bond Act 1915, Assessment District No. 12-1	3.000%	9/2/16	1,490,000	1,509,295
Lee Lake, CA, PFA Revenue	4.000%	9/1/16	1,530,000	1,552,001
Lee Lake, CA, PFA Revenue	4.000%	9/1/18	1,500,000	1,592,115
Los Angeles, CA, Department of Airports Revenue, Ontario International, NATL	5.000%	5/15/18	1,400,000	1,418,774	(c)
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/16	1,930,000	1,930,000
Oakland-Alameda County, CA, Coliseum Authority Lease Revenue	5.000%	2/1/17	3,530,000	3,690,262
Port of Oakland, CA	5.000%	5/1/16	2,500,000	2,528,250	(c)
Port of Oakland, CA	5.000%	5/1/17	2,250,000	2,367,630	(c)
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation:
Rancho Redevelopment Project Area	4.000%	9/1/17	925,000	972,508
Rancho Redevelopment Project Area	5.000%	9/1/18	750,000	825,952
Riverside, CA, USD, Financing Authority Revenue	3.000%	9/1/16	1,625,000	1,647,734
Riverside, CA, USD, Financing Authority Revenue	4.000%	9/1/17	1,370,000	1,438,377
Sacramento, CA, Cogeneration Authority Project Revenue, Procter & Gamble Project	5.000%	7/1/16	1,000,000	1,018,700
Sweetwater, CA, Union High School District, GO, BAN	5.000%	1/1/18	7,650,000	8,256,568
Upland, CA, Successor Agency to the Upland Community Redevelopment Agency Revenue, Merged Project Tax Allocation, AGM	4.000%	9/1/18	650,000	697,262

Total California				95,396,656

Colorado - 2.3%
Colorado State Health Facilities Authority Revenue:
Catholic Health Initiatives	1.875%	11/6/19	5,545,000	5,596,291	(a)(b)
Catholic Health Initiatives	5.000%	2/1/21	1,945,000	2,268,337
Catholic Health Initiatives	5.000%	7/1/21	6,225,000	7,013,209
Catholic Health Initiatives	5.000%	2/1/25	2,590,000	2,940,427
Denver, CO, City & County Airport Revenue	5.000%	11/15/16	7,435,000	7,695,597	(c)
Denver, CO, Urban Renewal Authority Tax Increment Revenue:
Stapleton	5.000%	12/1/16	1,850,000	1,914,898
Stapleton	5.000%	12/1/17	4,000,000	4,292,800
Stapleton	5.000%	12/1/18	5,265,000	5,756,330
Plaza, CO, Metropolitan District #1 Revenue	4.000%	12/1/16	1,000,000	1,016,730	(d)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/17	1,000,000	1,050,420	(d)
Plaza, CO, Metropolitan District #1 Revenue	5.000%	12/1/19	1,000,000	1,085,350	(d)

Total Colorado				40,630,389

Connecticut - 3.3%
Bridgeport, CT, GO	5.000%	8/15/16	1,575,000	1,611,162
Bridgeport, CT, GO	5.000%	8/15/17	1,660,000	1,762,887
Bridgeport, CT, GO	5.000%	8/15/18	1,740,000	1,903,125
Connecticut State HEFA Revenue:
Connecticut State University	5.000%	11/1/17	1,260,000	1,354,903
Yale University	0.800%	7/26/17	10,000,000	10,008,800	(a)(b)
Connecticut State, GO	0.690%	4/15/17	4,000,000	4,016,360	(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Connecticut - (continued)
Connecticut State, GO	0.530%	9/15/17	$6,500,000	$6,473,350	(b)
Connecticut State, GO:
GAAP Conversion	5.000%	10/15/19	9,675,000	11,039,272
SIFMA Index	0.430%	3/1/18	4,500,000	4,464,450	(b)
SIFMA Index	0.930%	5/15/18	5,490,000	5,503,121	(b)
SIFMA Index	0.760%	6/15/18	5,000,000	4,982,450	(b)
SIFMA Index	0.640%	3/1/20	4,375,000	4,311,300	(b)
West Haven, CT, GO, AGM	5.000%	8/1/16	1,095,000	1,116,768

Total Connecticut				58,547,948

District of Columbia - 0.7%
District of Columbia Income Tax Secured Revenue, SIFMA	0.310%	12/1/17	4,500,000	4,493,880	(b)
Metropolitan Washington DC, Airports Authority System Revenue	4.000%	10/1/18	1,000,000	1,075,020	(c)
Metropolitan Washington DC, Airports Authority System Revenue	5.000%	10/1/18	6,215,000	6,843,709	(c)

Total District of Columbia				12,412,609

Florida - 3.9%
Broward County, FL, School Board, COP	4.000%	7/1/17	2,000,000	2,091,640
Broward County, FL, School Board, COP	5.000%	7/1/17	3,945,000	4,181,029
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/16	1,075,000	1,084,858
Cityplace, FL, Community Development District, Special Assessment Revenue	5.000%	5/1/17	1,000,000	1,043,980
Escambia County, FL, PCR, Gulf Power Co. Project	1.550%	6/15/16	4,250,000	4,261,942	(a)(b)
Greater Orlando, FL, Aviation Authority, Airport Facilities Revenue, AGM	5.250%	10/1/18	2,000,000	2,209,820	(c)
Halifax, FL, Hospital Medical Center Revenue	3.000%	6/1/17	850,000	872,134
Jacksonville Electric Authority, FL, Electric System Revenue	4.000%	10/1/18	1,000,000	1,080,770
Jacksonville, FL, Sales Tax Revenue, Better Jacksonville	5.000%	10/1/16	2,000,000	2,059,180
Lee County, FL, Transportation Facilities Revenue, AGM	5.000%	10/1/17	1,500,000	1,604,250
Manatee County, FL, Revenue, Refunding & Improvement	5.000%	10/1/18	1,100,000	1,212,794
Miami-Dade County, FL, Aviation Revenue	5.000%	10/1/16	2,600,000	2,674,828	(c)
Miami-Dade County, FL, Aviation Revenue	4.000%	10/1/17	1,000,000	1,049,970	(c)
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/17	1,270,000	1,346,175
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/18	1,500,000	1,645,965
Miami-Dade County, FL, Expressway Authority Toll System Revenue	5.000%	7/1/20	3,250,000	3,775,980
Miami-Dade County, FL, School Board, COP	4.000%	4/1/16	1,645,000	1,655,035
Miami-Dade County, FL, School Board, COP	5.000%	8/1/16	25,000,000	25,568,750	(a)(b)
Miami-Dade County, FL, School Board, COP	5.000%	8/1/17	2,000,000	2,126,080
Saint Johns County, FL, School Board, COP	5.000%	7/1/21	1,500,000	1,772,715
South Miami, FL, Health Facilities Authority Revenue, Baptist Health South Florida Group	5.000%	8/15/18	2,510,000	2,675,911
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/17	1,450,000	1,466,095
Village, FL, Community Development District #6, Special Assessment Revenue	3.000%	5/1/18	1,515,000	1,537,043

Total Florida				68,996,944

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 5.6%
Atlanta, GA, Development Authority Student Housing Revenue, Piedmont/Ellis LLC University Commons Project	5.000%	9/1/18	$1,010,000	$1,117,191	(e)
Burke County, GA, Development Authority Revenue:
Georgia Power Co. Plant Vogtle Project	1.375%	4/4/17	2,400,000	2,410,152	(a)(b)
Georgia Power Co. Plant Vogtle Project	2.350%	12/11/20	8,900,000	9,134,871	(a)(b)
Georgia Transmission Corp. Vogtle Project	1.300%	5/3/18	10,000,000	10,037,600	(a)(b)
Oglethorpe Power Corp. Vogtle Project	2.400%	4/1/20	12,300,000	12,644,400	(a)(b)
Burke County, GA, Development Authority, PCR:
Georgia Power Co. Plant Vogtle Project	1.550%	6/21/16	15,000,000	15,032,550	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	17,700,000	17,872,254	(a)(b)
Georgia Power Co. Plant Vogtle Project	1.750%	6/1/17	10,000,000	10,097,300	(a)(b)
Metropolitan Atlanta, GA, Rapid Transit Authority, Sales Tax Revenue, Second Indenture	0.290%	7/1/17	5,000,000	4,989,250	(a)(b)
Monroe County, GA, Development Authority, PCR:
Gulf Power Co.	1.700%	6/21/17	2,500,000	2,530,200	(a)(b)
Gulf Power Co., Plant Scherer Project	2.000%	6/21/18	6,500,000	6,595,680	(a)(b)
Private Colleges & Universities Authority, GA, Revenue, Agnes Scott College	2.500%	6/1/19	3,000,000	3,088,980	(a)(b)
Richmond County, GA, Board of Education, GO	5.000%	10/1/16	2,250,000	2,318,558
Richmond County, GA, Board of Education, GO	5.000%	10/1/17	2,750,000	2,949,678

Total Georgia				100,818,664

Hawaii - 0.2%
Hawaii State Airports System Revenue	4.000%	7/1/16	2,500,000	2,535,350	(c)
Hawaii State Department of Budget & Finance, Special Purpose Senior Living Revenue:
Kahala Senior Living Community Inc.	4.500%	11/15/16	1,335,000	1,357,949
Kahala Senior Living Community Inc.	5.000%	11/15/18	400,000	427,936

Total Hawaii				4,321,235

Illinois - 8.3%
Chicago, IL Motor Fuel Tax Revenue	5.000%	1/1/19	1,150,000	1,213,630
Chicago, IL, Board of Education, GO, Capital Appreciation, School Reform, NATL	0.000%	12/1/16	2,375,000	2,309,260
Chicago, IL, GO	5.000%	1/1/18	2,100,000	2,173,437
Chicago, IL, GO	5.000%	1/1/19	4,600,000	4,802,216
Chicago, IL, GO	5.000%	1/1/20	4,850,000	5,095,507
Chicago, IL, O’Hare International Airport Revenue, General, Senior Lien	4.000%	1/1/19	20,000,000	21,442,400	(c)
Chicago, IL, Park District, GO:
Harbor Facilities	4.000%	1/1/18	1,150,000	1,202,176
Harbor Facilities	5.000%	1/1/19	1,000,000	1,085,000
Chicago, IL, Wastewater Transmission Revenue, Second Lien	5.000%	1/1/18	1,500,000	1,596,180
Granite City, IL, Revenue, Waste Management Inc. Project	0.750%	5/2/16	5,000,000	5,000,000	(a)(b)(c)
Illinois State EFA Revenue, University of Chicago	1.550%	2/13/20	2,500,000	2,523,450	(a)(b)
Illinois State Finance Authority Revenue, Ascension Health	5.000%	5/1/17	2,300,000	2,422,314	(a)(b)
Illinois State Municipal Electric Agency Power Supply Revenue	5.000%	2/1/18	2,000,000	2,156,760
Illinois State Toll Highway Authority Revenue	5.000%	12/1/19	1,950,000	2,225,593
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	6/15/17	6,100,000	6,345,220
Illinois State Unemployment Insurance, Fund Building Receipts Revenue	5.000%	12/15/17	4,000,000	4,160,080
Illinois State, GO	3.000%	2/1/16	6,000,000	6,000,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State, GO	5.000%	5/1/16	$1,500,000	$1,515,705
Illinois State, GO	5.000%	8/1/16	8,000,000	8,160,640
Illinois State, GO	5.000%	4/1/17	3,750,000	3,915,525
Illinois State, GO	5.000%	8/1/17	7,000,000	7,384,230
Illinois State, GO	4.000%	7/1/18	9,460,000	9,939,622
Illinois State, GO	5.000%	7/1/19	8,750,000	9,599,100
Illinois State, GO:
AGM	5.000%	6/1/16	1,520,000	1,541,037
NATL	5.375%	4/1/16	3,200,000	3,224,000
McHenry County, IL, Debt Certificates	3.000%	12/30/16	2,000,000	2,044,520
Regional Transportation, IL, Authority Revenue, NATL	6.250%	7/1/20	9,920,000	12,065,894
Wheaton, IL, College Revenue, Taxable, Multi-Modal, SPA-BMO Harris Bank N.A.	0.350%	10/1/35	17,000,000	17,000,000	(b)

Total Illinois				148,143,496

Indiana - 4.7%
Indiana Finance Authority, Wastewater Utility Revenue, CWA Authority	3.000%	10/1/16	10,340,000	10,505,543
Indiana State Finance Authority, Hospital Revenue:
Methodist Hospitals Inc.	5.000%	9/15/16	500,000	512,480
Methodist Hospitals Inc.	5.000%	9/15/17	250,000	265,038
Methodist Hospitals Inc.	5.000%	9/15/19	300,000	334,578
Indiana State Health Facilities Financing Authority Revenue:
Ascension Health Credit Group	4.000%	6/1/16	19,280,000	19,497,479	(a)(b)
Ascension Health Credit Group	4.000%	6/1/16	1,720,000	1,740,313	(a)(b)(f)
Ascension Health Credit Group	5.000%	7/28/16	3,905,000	3,987,317	(a)(b)
Ascension Health Credit Group	5.000%	7/28/16	95,000	97,101	(a)(b)(f)
Ascension Health Credit Group	1.150%	12/1/17	3,000,000	3,006,480	(a)(b)
Whiting, IN, Environmental Facilities Revenue:
BP Products North America Inc. Project	5.000%	11/1/22	15,000,000	17,763,150	(a)(b)(c)
BP Products North America Inc. Project, BP PLC	0.760%	12/2/19	20,000,000	19,636,800	(a)(b)(c)
BP Products North America Inc., BP PLC	1.850%	10/1/19	6,000,000	6,053,100	(a)(b)

Total Indiana				83,399,379

Iowa - 1.6%
Iowa State Finance Authority Midwestern Disaster Area Revenue, Iowa Fertilizer Co. Project	5.000%	12/1/19	27,095,000	28,369,549

Kansas - 0.2%
Kansas State Department of Transportation Highway Revenue:
LIBOR Index	0.606%	9/1/18	2,000,000	1,983,480	(b)
LIBOR Index	0.686%	9/1/19	2,000,000	1,990,540	(b)

Total Kansas				3,974,020

Kentucky - 1.5%
Kentucky Public Transportation Infrastructure Authority Toll Revenue, BAN, Downtown Crossing Project	5.000%	7/1/17	10,000,000	10,518,500
Trimble County, KY, PCR	1.350%	5/1/18	14,000,000	14,030,800	(a)(b)(c)
Trimble County, KY, PCR, Louisville Gas & Electric Co., Remarketed 12/15/14	1.050%	3/1/18	3,000,000	2,996,910	(a)(b)

Total Kentucky				27,546,210

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Louisiana - 0.1%
Bossier City, LA, Utilities Revenue	2.000%	10/1/16	$500,000	$504,910
Louisiana Stadium & Exposition District Revenue	5.000%	7/1/18	850,000	929,084

Total Louisiana				1,433,994

Maryland - 0.1%
Maryland State Transportation Authority, Passenger Facility Charge Revenue, Baltimore/Washington International	5.000%	6/1/17	1,965,000	2,078,341	(c)

Massachusetts - 2.9%
Massachusetts State DFA Revenue:
Avon Associates LLC Project, AGM	4.000%	10/1/17	1,020,000	1,075,488
Boston University	0.590%	3/30/17	7,000,000	6,999,160	(a)(b)
Partners Healthcare System Inc.	0.560%	1/30/18	8,865,000	8,848,866	(a)(b)
Massachusetts State HEFA Revenue, Amherst College	0.800%	12/1/17	6,500,000	6,483,490	(a)(b)
Massachusetts State, GO:
Consolidated Loan	0.350%	1/1/17	26,500,000	26,512,720	(b)
Consolidated Loan	0.440%	1/1/18	1,880,000	1,876,202	(b)

Total Massachusetts				51,795,926

Michigan - 3.8%
Detroit, MI, City School District, GO:
School Building & Site Improvement, Q-SBLF	5.000%	5/1/16	2,000,000	2,021,940
School Building & Site Improvement, Q-SBLF	5.000%	5/1/17	2,500,000	2,628,775
Michigan State Finance Authority Revenue	5.000%	10/1/20	1,215,000	1,381,273
Michigan State Finance Authority Revenue	5.000%	10/1/21	1,300,000	1,512,355
Michigan State Finance Authority Revenue:
Detroit School District	5.000%	6/1/16	11,785,000	11,950,461
Detroit School District, Q-SBLF	5.000%	5/1/18	3,410,000	3,702,373
Hospital Oakwood Obligated Group	4.000%	11/1/16	2,240,000	2,292,730
Hospital Oakwood Obligated Group	4.000%	11/1/17	4,645,000	4,880,362
Local Government Loan Program, Detroit Water & Sewer, AGM	5.000%	7/1/20	7,000,000	8,083,950
Michigan State Hospital Finance Authority Revenue, Ascension Health	1.400%	6/29/18	6,220,000	6,265,655	(a)(b)
Michigan State Strategic Fund Ltd. Obligation Revenue, Events Center Project	4.125%	1/1/19	20,000,000	20,465,000	(a)(b)
River Rouge, MI, School District, GO, Q-SBLF	5.000%	5/1/16	1,160,000	1,172,899
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	5.000%	9/1/18	1,600,000	1,750,016

Total Michigan				68,107,789

Mississippi - 0.4%
Mississippi State Business Finance Corp., Solid Waste Disposal Revenue:
Waste Management Inc. Project	1.000%	7/1/17	4,000,000	3,988,280
Waste Management Inc. Project	1.125%	9/1/17	1,550,000	1,551,333	(a)(b)
Mississippi State Development Bank Special Obligation Revenue, City of Jackson, Capital City Convention Center, Municipal Government Gtd.	5.000%	3/1/19	1,000,000	1,116,080

Total Mississippi				6,655,693

Missouri - 0.2%
St. Louis County, MO, IDA, Senior Living Facilities Revenue, Friendship Village of Sunset Hills	2.850%	9/1/18	3,500,000	3,502,800

Nebraska - 0.2%
Central Plains Energy Project, NE, Gas Project Revenue, Project #3	5.000%	9/1/18	4,050,000	4,432,968

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Nevada - 0.3%
Clark County, NV, Airport Revenue, Junior Subordinated Lien Notes	5.000%	7/1/17	$3,000,000	$3,171,180	(c)
Clark County, NV, PCR, Southern California Edison Co.	1.875%	4/1/20	2,750,000	2,789,793	(a)(b)

Total Nevada				5,960,973

New Hampshire - 0.3%
New Hampshire State Business Finance Authority Solid Waste Disposal Revenue, Waste Management Inc.	2.125%	6/1/18	5,000,000	5,055,100	(a)(b)(c)

New Jersey - 8.4%
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/18	1,000,000	1,068,620
Casino Reinvestment Development Authority, NJ, Luxury Tax Revenue	5.000%	11/1/20	1,000,000	1,096,600
Hamilton Township, NJ, Mercer County, GO	3.000%	8/1/17	1,750,000	1,811,862
Hamilton Township, NJ, Mercer County, GO	4.000%	8/1/18	1,000,000	1,076,040
Lenape, NJ, Regional High School District, GO, School Board Reserve Fund	4.000%	3/15/18	1,000,000	1,062,670
Mount Laurel Township, NJ, Board of Education, GO:
School Board Reserve Fund	4.000%	8/1/17	1,000,000	1,048,050
School Board Reserve Fund	4.000%	8/1/18	1,000,000	1,078,360
New Jersey State EDA Lease Revenue:
Rutgers University	5.000%	6/15/18	1,000,000	1,096,280
Rutgers University	5.000%	6/15/19	1,380,000	1,563,264
New Jersey State EDA Revenue	5.000%	6/15/16	5,000,000	5,063,450
New Jersey State EDA Revenue	5.000%	6/15/17	6,000,000	6,243,000
New Jersey State EDA Revenue:
Continental Airlines Inc. Project	4.875%	9/15/19	3,840,000	4,135,450	(c)
School Facilities Construction	2.500%	6/15/16	6,495,000	6,542,478
School Facilities Construction	0.740%	2/1/17	10,000,000	9,879,400	(b)
School Facilities Construction	5.000%	6/15/18	2,500,000	2,648,025
School Facilities Construction, SIFMA	0.910%	2/1/17	5,350,000	5,294,306	(b)
School Facilities Construction, State Appropriations	5.000%	3/1/19	10,365,000	11,645,285	(e)
School Facilities, State Appropriations	5.000%	9/1/16	4,605,000	4,727,401	(e)
New Jersey State EFA Revenue:
Kean University	5.000%	7/1/20	1,000,000	1,141,940
Rider University	5.000%	7/1/17	1,000,000	1,047,810
New Jersey State Higher Education Assistance Authority, Student Loan Revenue:
Senior	5.000%	12/1/16	1,000,000	1,031,780	(c)
Senior	4.000%	12/1/17	1,500,000	1,568,445	(c)
Senior	5.000%	12/1/18	3,000,000	3,264,300	(c)
Senior	3.000%	12/1/19	10,250,000	10,641,140	(c)
New Jersey State Transportation Trust Fund Authority Revenue:
Transportation Program	1.210%	12/15/21	15,000,000	14,074,650	(a)(b)
Transportation Program, State Appropriations	5.000%	6/15/17	1,000,000	1,049,800
Transportation Program, State Appropriations	4.000%	6/15/18	5,875,000	6,109,177
Transportation System	5.000%	12/15/18	8,300,000	8,910,880
Transportation System, XLCA	5.000%	12/15/16	1,825,000	1,892,999
New Jersey State Turnpike Authority Revenue	0.490%	1/1/17	5,150,000	5,142,017	(b)
New Jersey State Turnpike Authority Revenue	0.705%	1/1/17	5,000,000	4,997,450	(a)(b)
New Jersey State Turnpike Authority Revenue	0.560%	1/1/18	3,000,000	2,989,320	(b)
New Jersey State Turnpike Authority Revenue	0.856%	1/1/18	5,000,000	5,010,550	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - (continued)
Newark, NJ, GO, Qualified General Improvement	5.000%	7/15/18	$4,000,000	$4,382,160
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/16	650,000	657,547
North Hudson, NJ, Sewerage Authority, Gross Revenue Lease Certificates	4.000%	6/1/17	775,000	808,100
Rutgers State University Revenue	4.000%	5/1/18	750,000	803,273
Salem County, NJ, Industrial PCFA Revenue, Philadelphia Electric Co.	2.500%	3/1/19	3,000,000	3,011,490	(a)(b)(c)
Trenton, NJ, GO	4.000%	7/15/18	1,895,000	2,008,056
Union County, NJ, GO:
School Board Reserve Fund	4.000%	3/1/18	975,000	1,040,413
School Board Reserve Fund	4.000%	3/1/18	25,000	26,640	(e)
School Board Reserve Fund	4.000%	3/1/19	1,465,000	1,604,893
School Board Reserve Fund	4.000%	3/1/19	35,000	38,264	(e)

Total New Jersey				150,333,635

New Mexico - 3.5%
Farmington, NM, PCR, Southern California Edison Co.	1.875%	4/1/20	24,750,000	25,147,125	(a)(b)
New Mexico State Municipal Energy Acquisition Authority Gas Supply Revenue:
SPA-Royal Bank of Canada	1.036%	8/1/19	16,000,000	15,945,440	(a)(b)
SPA-Royal Bank of Canada	5.000%	8/1/19	19,710,000	22,111,466	(a)(b)

Total New Mexico				63,204,031

New York - 8.8%
Build NYC Resource Corp., NY, Revenue:
YMCA of Greater New York Project	5.000%	8/1/16	840,000	856,237
YMCA of Greater New York Project	5.000%	8/1/17	660,000	696,835
Build NYC Resource Corp., NY, Solid Waste Disposal Revenue, Pratt Paper Inc. Project	3.750%	1/1/20	610,000	627,702	(c)(d)
Erie County, NY, Fiscal Stability Authority Revenue:
Sales Tax & State Aid Secured	5.000%	1/15/19	1,000,000	1,120,330
Sales Tax & State Aid Secured	4.000%	3/15/19	600,000	657,228
Greece, NY, CSD, GO	5.000%	12/15/17	650,000	701,487
Long Island, NY, Power Authority Electric System Revenue	1.179%	11/1/18	1,500,000	1,502,655	(a)(b)
Long Island, NY, Power Authority Electric System Revenue, General	5.250%	4/1/19	4,200,000	4,742,808
Monroe County, NY, GO	3.000%	6/1/16	7,075,000	7,133,510
Monroe County, NY, GO:
BAM	4.000%	6/1/19	5,165,000	5,610,636
BAM	5.000%	6/1/20	5,115,000	5,883,222
MTA, NY, Dedicated Tax Fund Revenue	0.590%	11/1/19	3,155,000	3,148,154	(a)(b)
Nassau County, NY, Local Economic Assistance Corp. Revenue:
South Nassau Communities Hospital	4.000%	7/1/16	1,280,000	1,298,419
South Nassau Communities Hospital	5.000%	7/1/18	1,275,000	1,374,909
Winthrop University Hospital Assistance Project	4.000%	7/1/16	1,000,000	1,014,600
Winthrop University Hospital Assistance Project	5.000%	7/1/18	685,000	745,986
New York City, NY, HDC Revenue	5.000%	7/1/16	2,650,000	2,700,111
New York City, NY, HDC Revenue	5.000%	7/1/17	4,375,000	4,640,606
New York City, NY, HDC Revenue	5.000%	7/1/18	3,250,000	3,554,817
New York City, NY, Industrial Development Agency, Airport Facilities Revenue, Transportation Infrastructure Properties LLC	5.000%	7/1/16	2,545,000	2,583,760	(c)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York City, NY, Industrial Development Agency, Special Facility Revenue, JFK International Airport Project, American Airlines Group	2.000%	8/1/16	$14,750,000	$14,789,087	(a)(b)(c)
New York State Dormitory Authority Revenue, Non-State Supported Debt:
Interagency Council Pooled Loan Program, State Intercept	4.000%	7/1/16	1,085,000	1,101,666
Wyckoff Heights Medical Center, State Appropriations	4.000%	2/15/19	2,785,000	3,029,634
New York State Environmental Facilities Corp., Solid Waste Disposal Revenue, Waste Management Inc.	0.550%	5/2/16	5,000,000	5,000,000	(a)(b)(c)
New York State Thruway Authority General Revenue, Junior Indebtedness Obligations	5.000%	5/1/19	40,305,000	45,452,352
New York State Thruway Authority, State Personal Income Tax Revenue:
Transportation	5.000%	3/15/17	1,250,000	1,313,413
Transportation	4.000%	3/15/18	1,000,000	1,068,330
New York State Transportation Development Corp. Special Facilities Revenue, Terminal One Group Association LP	5.000%	1/1/20	6,255,000	7,096,235	(c)
Orange County, NY, Funding Corp. Revenue:
Mount St. Mary College	4.000%	7/1/16	1,020,000	1,033,362
Mount St. Mary College	4.000%	7/1/17	1,060,000	1,103,375
Mount St. Mary College	4.000%	7/1/18	1,110,000	1,177,089
Schenectady County, NY, Capital Resource Corp. Revenue, FHA 242, Ellis Hospital	1.750%	2/15/18	1,040,000	1,039,376
Suffolk County, NY, GO, AGM	5.000%	10/1/18	1,000,000	1,104,210
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/21	7,500,000	7,928,475
Tobacco Settlement Financing Corp., NY, Revenue	5.000%	6/1/22	7,700,000	8,137,822
Triborough Bridge & Tunnel Authority, NY, Revenue	0.586%	11/1/16	3,385,000	3,381,886	(a)(b)
Utility Debt Securitization Authority, NY, Revenue:
Restructuring	5.000%	6/15/18	1,500,000	1,525,635
Restructuring	5.000%	12/15/18	1,000,000	1,039,310

Total New York				156,915,269

North Carolina - 0.2%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Wake Forest Baptist Obligated Group	0.750%	12/1/17	4,460,000	4,439,261	(a)(b)

Ohio - 1.8%
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/17	1,350,000	1,405,782
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/18	1,000,000	1,080,290
Jobsohio Beverage System Statewide Liquor Profits Revenue	5.000%	1/1/19	2,200,000	2,441,120
Lancaster, OH, Port Authority Gas Revenue	0.886%	2/1/19	2,000,000	1,981,640	(b)
Lancaster, OH, Port Authority Gas Revenue	0.906%	8/1/19	2,000,000	1,982,460	(b)
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	18,000,000	18,065,880	(a)(b)
Ohio State Water Development Authority Revenue, FirstEnergy Generation Corp.	2.250%	9/15/16	3,150,000	3,161,529	(a)(b)
Warren County, OH, Health Care Facilities Revenue, Otterbein Homes Obligation	5.000%	7/1/20	2,550,000	2,900,293

Total Ohio				33,018,994

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oklahoma - 0.4%
Oklahoma State Development Finance Authority:
St. John Health System Inc.	5.000%	2/15/16	$1,545,000	$1,547,781
St. John Health System Inc.	5.000%	2/15/17	1,500,000	1,567,080
Oklahoma State Development Finance Authority Health System Revenue	4.000%	8/15/16	2,000,000	2,038,960
Oklahoma State Development Finance Authority Health System Revenue	5.000%	8/15/17	1,500,000	1,598,910

Total Oklahoma				6,752,731

Oregon - 0.9%
Gilliam County, OR, Solid Waste Disposal Revenue:
Waste Management Inc. Project	0.800%	5/2/16	4,325,000	4,325,000	(a)(b)(c)(d)
Waste Management Inc. Project	1.500%	10/1/18	3,000,000	3,004,680
Medford, OR, Hospital Facilities Authority Revenue:
Rogue Valley Manor	3.000%	10/1/16	1,025,000	1,039,084
Rogue Valley Manor	4.000%	10/1/18	1,070,000	1,138,640
Oregon State Facilities Authority Revenue, Providence Health & Services	0.240%	9/30/16	3,645,000	3,635,669	(a)(b)
Oregon State Health & Science University Revenue	5.000%	7/1/16	1,000,000	1,018,910
Portland, OR, River District Urban Renewal & Redevelopment	5.000%	6/15/18	1,000,000	1,090,850

Total Oregon				15,252,833

Pennsylvania - 7.6%
Allegheny County, PA, Higher Education Building Authority University Revenue:
Duquesne University of the Holy Spirit	5.000%	3/1/18	1,000,000	1,075,600
Duquesne University of the Holy Spirit	5.000%	3/1/19	500,000	553,875
Beaver County, PA, IDA, Revenue, FirstEnergy Generation Corp. Project	2.150%	3/1/17	11,200,000	11,203,472
Cambria County, PA, GO:
BAM	4.000%	8/1/16	1,035,000	1,051,312
BAM	4.000%	8/1/17	1,120,000	1,166,995
Delaware River Port Authority, PA, Revenue:
Port District Project	5.000%	1/1/17	2,100,000	2,177,343
Port District Project	5.000%	1/1/18	1,235,000	1,322,426
Port District Project	5.000%	1/1/19	3,490,000	3,832,439
Montgomery County, PA, IDA Revenue, Peco Energy Co. Project	2.550%	6/1/20	3,000,000	3,039,360	(a)(b)
Pennsylvania State Economic Development Financing Authority, Exempt Facilities Revenue:
Amtrak Project	5.000%	11/1/16	325,000	335,654	(c)
Amtrak Project	5.000%	11/1/17	1,920,000	2,054,189	(c)
Amtrak Project	3.000%	11/1/18	750,000	770,932	(c)
Pennsylvania State Economic Development Financing Authority, Solid Waste Disposal Revenue, Waste Management Inc. Project	1.500%	5/1/18	2,000,000	2,000,600	(a)(b)
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/21	3,000,000	3,346,170
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	7/1/21	7,500,000	8,085,750
Pennsylvania State Economic Development Financing Authority, Unemployment Compensation Revenue	5.000%	1/1/22	4,000,000	4,247,520
Pennsylvania State Higher EFA Revenue:
AICUP Financing Program-Messiah College	4.000%	11/1/17	1,145,000	1,207,311

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
AICUP Financing Program-Messiah College	4.000%	11/1/18	$700,000	$741,041
Delaware Valley College of Science & Agriculture	4.000%	11/1/17	1,030,000	1,066,915
Shippensburg University Student Services Inc.	4.000%	10/1/16	300,000	302,244
Shippensburg University Student Services Inc.	4.000%	10/1/17	265,000	271,402
Shippensburg University Student Services Inc.	4.000%	10/1/18	560,000	578,351
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.750%	4/1/17	1,000,000	1,007,470	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	1.850%	10/1/17	625,000	631,038	(c)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue	2.000%	4/1/18	1,000,000	1,015,510	(c)
Pennsylvania State IDA Revenue, Economic Development	5.000%	7/1/17	4,895,000	5,188,602
Pennsylvania State Public School Building Authority Palease Revenue:
Philadelphia School District	4.000%	6/1/18	2,160,000	2,279,988
Philadelphia School District	5.000%	6/1/19	1,500,000	1,660,485
Pennsylvania State Turnpike Commission Revenue	0.710%	12/1/19	10,000,000	9,853,000	(b)
Pennsylvania State Turnpike Commission Revenue	0.890%	12/1/20	13,775,000	13,633,806	(b)
Pennsylvania State Turnpike Commission Revenue:
SIFMA	0.610%	12/1/17	18,820,000	18,774,456	(b)
SIFMA	0.690%	12/1/18	9,750,000	9,714,315	(b)
Philadelphia, PA, Hospitals & Higher EFA Revenue:
Temple University Health System	5.000%	7/1/16	1,000,000	1,013,730
Temple University Health System	5.000%	7/1/17	1,000,000	1,044,950
Philadelphia, PA, School District, GO	5.000%	9/1/17	4,750,000	5,020,465
Susquehanna, PA, Area Regional Airport Authority System Revenue	5.000%	1/1/18	3,405,000	3,594,897	(c)
Trinity, PA, Area School District, GO:
AGM	4.000%	11/1/16	2,950,000	3,027,939	(e)
AGM	4.000%	11/1/16	2,090,000	2,137,631
AGM	5.000%	11/1/17	2,850,000	3,061,042	(e)
AGM	5.000%	11/1/17	2,025,000	2,156,321

Total Pennsylvania				135,246,546

South Carolina - 1.1%
SCAGO, SC, Educational Facilities Corp. for Pickens School District Revenue	5.000%	12/1/18	1,000,000	1,106,800
South Carolina State Jobs-EDA Revenue:
Bon Secours Health Systems Inc.	4.500%	11/1/17	500,000	531,530
Bon Secours Health Systems Inc.	5.000%	11/1/18	1,500,000	1,643,580
South Carolina State Public Service Authority Revenue:
Santee Cooper Project	5.000%	12/1/16	8,000,000	8,291,520
Santee Cooper Project	5.000%	12/1/17	8,000,000	8,609,920

Total South Carolina				20,183,350

Tennessee - 0.8%
Shelby County, TN, Health Educational & Housing Facilities Board Revenue, Baptist Memorial Health Care Obligated Group	5.000%	9/1/17	3,695,000	3,934,177
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	2/1/16	5,145,000	5,145,000
Tennessee State Energy Acquisition Corp., Gas Revenue	5.000%	9/1/16	5,000,000	5,125,500

Total Tennessee				14,204,677

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - 11.6%
Alvin, TX, ISD, GO, Schoolhouse, PSF-GTD	0.650%	8/15/16	$3,000,000	$3,001,440	(a)(b)
Central Texas Regional Mobility Authority Revenue:
Senior Lien	5.000%	1/1/18	1,000,000	1,070,590
Senior Lien	5.000%	1/1/19	500,000	550,410
Dallas, TX, GO	5.000%	2/15/18	1,675,000	1,819,452
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/16	1,000,000	1,033,460
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/17	2,000,000	2,148,460
Dallas-Fort Worth, TX, International Airport Revenue	5.000%	11/1/18	1,000,000	1,113,190
Dallas-Fort Worth, TX, International Airport Revenue, Joint	5.000%	11/1/17	2,575,000	2,759,138	(c)
Gulf Coast, TX, Waste Disposal Authority Revenue, U.S. Steel Corp. Project	5.750%	9/1/17	3,000,000	2,661,480
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Hospital, Memorial Hermann Health System	0.590%	12/1/19	3,425,000	3,391,846	(a)(b)
Memorial Hermann Healthcare System	0.510%	6/1/17	3,600,000	3,581,784	(b)
Memorial Hermann Healthcare System	0.760%	6/1/20	1,065,000	1,058,951	(b)
Harris County, TX, Revenue:
Toll Road	0.540%	8/15/16	1,600,000	1,599,824	(b)
Toll Road	0.650%	8/15/16	10,000,000	10,000,500	(a)(b)
Toll Road	0.640%	8/15/17	5,500,000	5,487,515	(b)
Toll Road	0.790%	8/15/18	4,500,000	4,494,420	(b)
Houston, TX, Airport System Revenue	5.000%	7/1/16	8,715,000	8,872,131	(c)
Houston, TX, Airport System Revenue	5.000%	7/1/17	10,000,000	10,580,800	(c)
Houston, TX, Airport System Revenue, United Airlines Inc., Terminal E Project	4.500%	7/1/20	8,150,000	8,742,016	(c)
Katy, TX, ISD, GO, PSF-GTD	5.000%	8/15/17	3,475,000	3,693,682	(a)(b)
Love Field, TX, Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project	5.000%	11/1/17	7,710,000	8,208,606	(c)
North East, TX, ISD, GO, School Building, PSF-GTD	2.000%	8/1/19	14,885,000	15,173,174	(a)(b)
North Texas Tollway Authority Revenue:
First Tier	0.810%	1/1/19	11,000,000	10,924,430	(a)(b)
First Tier	0.680%	1/1/20	44,500,000	43,747,505	(a)(b)
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Methodist Hospitals of Dallas	5.000%	10/1/17	1,075,000	1,151,572
Tarrant County, TX, Cultural Education Facilities Finance Corp., Retirement Facility Revenue, Buckingham Senior Living Community Project	3.875%	11/15/20	3,000,000	3,028,170
Texas A & M University Revenue:
Financing System	5.000%	5/15/17	1,625,000	1,718,844
Financing System	5.000%	5/15/18	1,000,000	1,096,740
Texas State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.625%	12/15/17	21,700,000	23,020,662
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue	5.000%	12/15/16	4,720,000	4,893,743
Texas State Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue, 1st Tier	5.000%	12/15/17	4,000,000	4,278,920
Texas State Transportation Commission Turnpike System Revenue	5.000%	4/1/20	7,500,000	8,581,050	(a)(b)
Texas State, GO, Transport Commission—Mobility Fund	0.390%	10/1/18	4,000,000	3,970,720	(a)(b)

Total Texas				207,455,225

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.4%
Nebo, UT, School District, GO:
School Board Guaranty	2.000%	7/1/16	$1,245,000	$1,246,619
School Board Guaranty	2.000%	7/1/17	1,000,000	1,000,940
School Board Guaranty	2.000%	7/1/18	2,100,000	2,101,344
School Board Guaranty	2.000%	7/1/19	2,195,000	2,196,207

Total Utah				6,545,110

Virginia - 2.0%
Henrico County, VA, EDA Revenue, Bon Secours Health Systems Inc.	4.000%	11/1/16	700,000	717,752
King George County, VA, IDA, Solid Waste Disposal Facility Revenue, Waste Management Inc.	0.750%	5/2/16	6,575,000	6,575,000	(a)(b)(c)
Louisa, VA, IDA, PCR, Virginia Electric & Power Co.	0.700%	12/1/16	4,500,000	4,497,030	(a)(b)
Wise County, VA, IDA, Solid Waste & Sewage Disposal Revenue:
Virginia Electric & Power Co.	1.875%	6/1/20	5,000,000	5,071,950	(a)(b)
Virginia Electric & Power Co.	2.150%	9/1/20	10,000,000	10,250,700	(a)(b)
York County, VA, EDA, PCR, Virginia Electric & Power Co.	1.875%	5/16/19	8,150,000	8,289,691	(a)(b)

Total Virginia				35,402,123

Washington - 0.4%
Port of Seattle, WA, Revenue, Intermediate	5.000%	8/1/20	2,000,000	2,323,940	(c)
Spokane, WA, Public Facilities District Revenue	5.000%	12/1/18	1,130,000	1,244,040
Washington State HFC Revenue, Heron’s Key Senior Living	4.875%	1/1/22	3,000,000	3,047,520	(d)

Total Washington				6,615,500

West Virginia - 0.8%
West Virginia State University Revenue, West Virginia University Project	0.540%	10/1/19	8,000,000	7,945,120	(a)(b)
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co.	2.250%	9/1/16	6,000,000	6,034,080	(a)(b)(c)

Total West Virginia				13,979,200

Wisconsin - 0.1%
Wisconsin State Transportation Revenue	4.000%	7/1/17	2,150,000	2,254,426

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $1,719,065,817)				1,732,345,601

SHORT-TERM INVESTMENTS - 1.9%
Florida - 0.0%
North Broward, FL, Hospital District Revenue, NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	380,000	380,000	(g)(h)

New York - 0.6%
New York City, NY, GO, AGM, SPA-Dexia Credit Local	0.220%	11/1/26	3,100,000	3,100,000	(g)(h)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Second General Resolution, SPA-Dexia Credit Local	0.300%	6/15/32	7,200,000	7,200,000	(g)(h)

Total New York				10,300,000

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Carolina - 0.1%
North Carolina State Medical Care Commission, Health Care Facilities Revenue, Novant Health Group, SPA-JPMorgan Chase	0.060%	11/1/34	$1,000,000	$1,000,000	(g)(h)

Ohio - 0.4%
Ohio State Hospital Revenue, University Hospitals Health System Inc.	0.340%	1/15/45	7,000,000	7,000,000	(g)(h)

Pennsylvania - 0.8%
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.030%	10/1/31	1,910,000	1,910,000	(g)(h)
Pittsburgh & Allegheny County, PA, Sports & Exhibition Authority Revenue, Taxable, AGM, SPA-PNC Bank N.A.	0.650%	11/1/39	12,670,000	12,670,000	(g)(h)

Total Pennsylvania				14,580,000

TOTAL SHORT-TERM INVESTMENTS (Cost - $33,260,000)				33,260,000

TOTAL INVESTMENTS - 98.8% (Cost - $1,752,325,817#)				1,765,605,601
Other Assets in Excess of Liabilities - 1.2%				22,054,161

TOTAL NET ASSETS - 100.0%				$1,787,659,762

(a)	Maturity date shown represents the mandatory tender date.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(e)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION MUNICIPAL INCOME FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2016

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AICUP	— Association of Independent Colleges and Universities of Pennsylvania
BAM	— Build America Mutual - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDB	— Industrial Development Board
ISD	— Independent School District
LIBOR	— London Interbank Offered Rate
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
Q-SBLF	— Qualified School Board Loan Fund
RDA	— Redevelopment Agency
SCAGO	— South Carolina Association of Governmental Organizations
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration Municipal Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Notes to Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$1,732,345,601	—	$1,732,345,601

Short-term investments†	—	33,260,000	—	33,260,000

Total investments	—	$1,765,605,601	—	$1,765,605,601

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At January 31, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$17,600,976
Gross unrealized depreciation	(4,321,192)

Net unrealized appreciation	$13,279,784

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	March 24, 2016

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 24, 2016